ARTIFICIAL INTELLIGENCE (AI) DEEP LEARNING PLATFORM	9 Months Ended
Jun. 30, 2022
ARTIFICIAL INTELLIGENCE (AI) DEEP LEARNING PLATFORM
ARTIFICIAL INTELLIGENCE (AI) DEEP LEARNING PLATFORM

4. Artificial Intelligence (AI) Deep Learning Platform

AI Revenue

During the nine months ended June 30, 2022, the Company’s artificial intelligence (AI) Deep Learning Platform began generating revenue from digital asset sales of NFT’s and had sales of $4,360,087. The Company’s sales of NFT’s are generated using the NFT digital exchange, OpenSea. Customers purchasing the NFT’s must make payments in the crypto currency, Ethereum. The Ethereum is received into a digital wallet and then moved to an account at Coinbase where the Ethereum is converted to U.S. dollars. During the three months ended December 31, 2021, the Company was not able to establish a digital wallet and corporate account at Coinbase in order to receive the Ethereum. The Company used the digital wallet and Coinbase account of the Company’s CEO. The Company and the CEO executed an assignment of his account to the Company while the Company establishes its own Coinbase account. All proceeds received from the sale of NFT were deposited in the CEO’s personal digital accounts. As of December 31, 2021 the Company had recorded an accounts receivable-related party of $3,124,581 for the cash it expected to receive from the CEO’s personal digital account.

The Company has established a digital wallet and corporate account at Circle in order to receive the Ethereum and then convert it to cash. During 2022, the Company received $2,908,551 of Ethereum which was converted to cash and recorded a reduction in value of $169,884 related to the decline in value of the Ethereum. The accounts receivable-related party was $46,146 as of June 30, 2022. As of June 30, 2022, accrued expenses include $436,378 of expenses, primarily sales and use tax and other expenses. As of June 30, 2022 accrued expenses-related party include $799,353 of unpaid compensation that was due and payable to the CEO for the NFT revenue. This unpaid compensation was paid in July 2022. During 2021, approximately $1.3 million of the selling and transactional costs for the digital assets was paid through the CEO’s personal digital asset account including approximately $1.075 million which was paid to a consultant via the transfer of Ethereum.